Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data in Thousands	Total	Common Stock	Contributed Capital	Reinvested Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Deferred Compensation-ESOPs and Other	Noncontrolling Interest
Balance at beginning of year (Restatement Adjustment)					$ (1,349)
Balance at beginning of year at Dec. 31, 2009		297	40,108	7,260	(1,372)	(5,000)	89	42,761
Balance at beginning of year (in shares) at Dec. 31, 2009		2,967,610				(131,942)
Employee plans, in Shares (Note 15)						347
Employee plans (Note 15)						13
Telephone access line spin-off (Note 2)					23
Net income attributable to noncontrolling interest	7,668							7,668
Telephone access line spin-off (Note 2)			(2,184)
Net income attributable to Verizon	2,549			2,549
Restricted stock equity grant							97
Foreign currency translation adjustments	(171)				(171)
Other comprehensive income (loss)	(35)							(35)
Dividends declared ($2.03, $1.975, $1.925) per share				(5,441)
Amortization							14
Shareowner plans, in Shares (Note 15)						8
Unrealized gains (losses) on cash flow hedges	89				89
Total comprehensive income	7,633							7,633
Unrealized gains (losses) on marketable securities	29				29
Distributions and other								(2,051)
Other (in Shares)						(9,000)
Other			(2)			(280)
Defined benefit pension and postretirement plans	2,451				2,451
Other comprehensive income					2,398
Balance at end of year (Restatement Adjustment)					1,049
Balance at end of year at Dec. 31, 2010	86,912	297	37,922	4,368	1,049	(5,267)	200	48,343
Balance at end of year (in shares) at Dec. 31, 2010		2,967,610				(140,587)
Employee plans, in Shares (Note 15)						6,982
Employee plans (Note 15)						265
Net income attributable to noncontrolling interest	7,794							7,794
Net income attributable to Verizon	2,404			2,404
Restricted stock equity grant							146
Foreign currency translation adjustments	(119)				(119)
Other comprehensive income (loss)	1							1
Dividends declared ($2.03, $1.975, $1.925) per share				(5,593)
Amortization							(38)
Shareowner plans, in Shares (Note 15)						11
Unrealized gains (losses) on cash flow hedges	30				30
Total comprehensive income	7,795							7,795
Unrealized gains (losses) on marketable securities	(7)				(7)
Distributions and other								(6,200)
Other			(3)
Defined benefit pension and postretirement plans	316				316
Other comprehensive income					220
Balance at end of year (Restatement Adjustment)					1,269
Balance at end of year at Dec. 31, 2011	85,908	297	37,919	1,179	1,269	(5,002)	308	49,938
Balance at end of year (in shares) at Dec. 31, 2011		2,967,610				(133,594)
Employee plans, in Shares (Note 15)						11,434
Employee plans (Note 15)						433
Net income attributable to noncontrolling interest	9,682							9,682
Net income attributable to Verizon	875			875
Restricted stock equity grant							196
Foreign currency translation adjustments	69				69
Other comprehensive income (loss)	10							10
Dividends declared ($2.03, $1.975, $1.925) per share				(5,788)
Amortization							(64)
Shareowner plans, in Shares (Note 15)						13,119
Shareowner plans (Note 15)						498
Unrealized gains (losses) on cash flow hedges	(68)				(68)
Total comprehensive income	9,692							9,692
Unrealized gains (losses) on marketable securities	29				29
Distributions and other								(7,254)
Other (in Shares)						0
Other			71
Defined benefit pension and postretirement plans	936				936
Other comprehensive income					966
Balance at end of year at Dec. 31, 2012	$ 85,533	$ 297	$ 37,990	$ (3,734)	$ 2,235	$ (4,071)	$ 440	$ 52,376
Balance at end of year (in shares) at Dec. 31, 2012		2,967,610				(109,041)